Calvert
Emerging Markets Advancement Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Argentina — 0.5%
Grupo Supervielle SA ADR(1)(2)	35,900	$ 424,338
Telecom Argentina SA ADR	21,200	246,132
		$ 670,470
Chile — 8.7%
Banco de Chile	10,489,700	$ 2,024,614
Banco de Credito e Inversiones SA	19,322	1,251,520
Banco Santander Chile	14,564,800	1,149,013
Cencosud SA	371,900	1,194,044
Cia Sud Americana de Vapores SA	6,445,300	334,667
Embotelladora Andina SA, PFC Shares	107,400	503,181
Enel Americas SA	2,620,025	248,562
Enel Chile SA	7,581,180	622,300
Falabella SA	193,700	1,350,447
Quinenco SA	59,400	288,650
Sociedad Quimica y Minera de Chile SA, Class B, PFC Shares(1)	36,250	2,553,670
		$11,520,668
China — 11.7%
AAC Technologies Holdings, Inc.	14,500	$72,691
Akeso, Inc.(1)(2)(3)	13,000	189,201
Alibaba Group Holding Ltd. ADR	18,339	2,688,131
Alibaba Health Information Technology Ltd.(1)	134,000	87,508
BeOne Medicines Ltd., Class H(1)	15,000	345,244
BYD Co. Ltd., Class H	33,000	403,285
BYD Electronic International Co. Ltd.(2)	14,000	60,628
China Mengniu Dairy Co. Ltd.	66,000	126,690
China Merchants Bank Co. Ltd., Class H	53,000	360,553
China Minsheng Banking Corp. Ltd., Class H	181,500	91,761
China Overseas Land & Investment Ltd.	84,500	133,447
China State Construction International Holdings Ltd.	46,000	53,801
CSPC Pharmaceutical Group Ltd.	160,000	173,607
ENN Energy Holdings Ltd.	19,000	169,003
Fuyao Glass Industry Group Co. Ltd., Class H(3)	11,600	100,267
Geely Automobile Holdings Ltd.	99,000	228,975
Great Wall Motor Co. Ltd., Class H	44,000	86,259
Guangdong Investment Ltd.	74,000	64,557
Guangdong Land Holdings Ltd.(1)	2,194,562	63,771
H World Group Ltd. ADR	4,291	201,891
Haidilao International Holding Ltd.(2)(3)	34,000	62,488
Hansoh Pharmaceutical Group Co. Ltd.(2)(3)	24,000	111,200
Innovent Biologics, Inc.(1)(3)	27,500	269,134
JD Health International, Inc.(1)(3)	20,100	143,951
JD Logistics, Inc.(1)(3)	36,200	53,261
JD.com, Inc. ADR	22,948	658,608
Kingsoft Corp. Ltd.(2)	18,800	68,970
Li Auto, Inc. ADR(1)	8,519	144,227
Longfor Group Holdings Ltd.(2)(3)	48,023	52,939
Meituan, Class B(1)(3)	55,000	728,870
Security	Shares	Value
China (continued)
NetEase, Inc. ADR	5,689	$ 782,920
NIO, Inc. ADR(1)	23,658	120,656
Nongfu Spring Co. Ltd., Class H(3)	36,800	222,159
Pop Mart International Group Ltd.(2)(3)	14,200	342,599
Postal Savings Bank of China Co. Ltd., Class H(3)	195,000	133,414
Qfin Holdings, Inc. ADR	2,892	55,729
Sinopharm Group Co. Ltd., Class H	26,800	67,015
Sunny Optical Technology Group Co. Ltd.	13,800	116,536
Tencent Holdings Ltd.	53,800	4,128,802
Tencent Music Entertainment Group ADR	19,851	347,988
Tingyi Cayman Islands Holding Corp.	42,000	63,678
Trip.com Group Ltd. ADR	9,323	670,417
Xinyi Solar Holdings Ltd.(2)	121,609	46,516
XPENG, Inc. ADR(1)(2)	12,493	253,358
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,100	58,552
		$15,405,257
Cyprus — 3.4%
Bank of Cyprus Holdings PLC	483,626	$4,513,876
		$4,513,876
Georgia — 2.4%
Georgia Capital PLC(1)	62,297	$2,597,241
Lion Finance Group PLC	2,893	361,693
TBC Bank Group PLC	3,802	207,780
		$3,166,714
Greece — 12.2%
Alpha Bank SA	596,050	$2,505,241
Athens Water Supply & Sewage Co. SA	24,006	221,501
Eurobank SA, Class A	742,024	2,983,432
GEK TERNA SA	19,019	567,874
Hellenic Telecommunications Organization SA	45,949	909,464
JUMBO SA	33,672	1,104,015
LAMDA Development SA(1)	35,095	293,357
National Bank of Greece SA	252,410	3,849,872
Piraeus Bank SA	304,997	2,435,190
Public Power Corp. SA	55,681	1,189,814
		$16,059,760
Hong Kong — 0.1%
Sino Biopharmaceutical Ltd.	191,000	$151,967
		$151,967
India — 11.3%
Apollo Hospitals Enterprise Ltd.	1,998	$156,680
Ashok Leyland Ltd.	60,202	120,137
Asian Paints Ltd.	10,057	310,272
AU Small Finance Bank Ltd.(3)	5,029	55,666
Avenue Supermarts Ltd.(1)(3)	4,832	203,457
Axis Bank Ltd.	36,830	520,794
Bajaj Finance Ltd.	45,200	497,064

Calvert
Emerging Markets Advancement Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Bajaj Finserv Ltd.	2,300	$ 52,261
Bandhan Bank Ltd.(3)	11,793	19,148
Bank of Baroda	15,482	51,022
Bank of India	5,600	8,976
Bharti Airtel Ltd.	35,692	837,744
Britannia Industries Ltd.	2,374	159,289
BSE Ltd.	1,200	35,193
Central Depository Services India Ltd.(4)	600	9,646
CG Power & Industrial Solutions Ltd.	5,600	40,374
Coforge Ltd.	10,965	203,145
Crompton Greaves Consumer Electricals Ltd.	18,918	53,161
Dabur India Ltd.	4,163	23,343
Dixon Technologies India Ltd.(4)	881	118,862
DLF Ltd.	22,943	175,538
Dr. Lal PathLabs Ltd.(3)	1,756	28,954
Embassy Office Parks REIT	20,528	99,516
Eternal Ltd.(1)	320,868	994,364
Exide Industries Ltd.	2,700	10,894
Federal Bank Ltd.	23,934	71,203
FSN E-Commerce Ventures Ltd.(1)	38,254	112,898
GMR Airports Ltd.(1)	21,700	25,234
Godrej Consumer Products Ltd.	2,487	33,851
Godrej Properties Ltd.(1)	1,000	22,310
Havells India Ltd.	3,343	53,037
HCL Technologies Ltd.	22,539	407,356
HDFC Bank Ltd.	138,438	1,529,310
HDFC Life Insurance Co. Ltd.(3)	5,700	47,620
Hindustan Unilever Ltd.	15,937	410,700
ICICI Bank Ltd.	71,985	1,077,369
IDFC First Bank Ltd.	61,395	58,513
Indian Hotels Co. Ltd.	29,830	245,527
Indian Renewable Energy Development Agency Ltd.(1)	3,900	6,077
Indus Towers Ltd.(1)	18,453	86,060
IndusInd Bank Ltd.(1)	11,840	113,907
IRB Infrastructure Developers Ltd.	15,600	7,310
Kotak Mahindra Bank Ltd.	17,239	422,880
KPIT Technologies Ltd.	5,354	69,905
Kwality Wall's India Ltd.(1)	15,937	6,773
Laurus Labs Ltd.(3)	5,460	67,302
LTIMindtree Ltd.(3)	2,183	147,441
Mahindra & Mahindra Ltd.	13,500	557,537
MakeMyTrip Ltd.(1)(2)	857	70,377
Marico Ltd.	1,455	12,145
Maruti Suzuki India Ltd.	2,118	393,906
Max Healthcare Institute Ltd.	11,179	130,028
Mphasis Ltd.	1,045	32,435
Multi Commodity Exchange of India Ltd.	200	24,811
Nestle India Ltd.	22,228	318,505
Patanjali Foods Ltd.	6,021	36,577
PB Fintech Ltd.(1)	2,200	44,745
Persistent Systems Ltd.	2,896	202,182
Security	Shares	Value
India (continued)
Punjab National Bank	41,181	$ 56,648
REC Ltd.	7,300	29,028
Shriram Finance Ltd.	10,000	110,976
Siemens Energy India Ltd.(1)	2,228	63,325
Siemens Ltd.	2,228	76,063
Sona BLW Precision Forgings Ltd.(3)	3,300	17,651
State Bank of India	35,869	392,374
Sterling & Wilson Renewable(1)(4)	1,000	2,388
Suzlon Energy Ltd.(1)	67,500	39,617
Tata Consultancy Services Ltd.	14,817	529,399
Tata Elxsi Ltd.	687	40,098
Tata Motors Ltd./new(1)	29,448	136,134
Tata Motors Passenger Vehicles Ltd.	47,248	193,361
Tata Power Co. Ltd.	57,517	243,151
Tata Teleservices Maharashtra Ltd.(1)	10,694	5,897
Tech Mahindra Ltd.	16,343	289,478
Titan Co. Ltd.	7,063	318,848
Trent Ltd.	3,481	166,012
TVS Motor Co. Ltd.	1,933	80,100
Union Bank of India Ltd.	9,300	15,928
Vodafone Idea Ltd.(1)	256,518	30,752
Voltas Ltd.	2,965	44,910
Wipro Ltd.	73,808	216,389
Yes Bank Ltd.(1)	429,324	103,274
Zee Entertainment Enterprises Ltd.	11,487	11,498
		$14,844,630
Kuwait — 2.7%
Gulf Bank KSCP	921,975	$1,068,505
Mabanee Co. KPSC	263,940	935,237
Mobile Telecommunications Co. KSCP	902,000	1,520,638
		$3,524,380
Pakistan — 0.5%
Bank Alfalah Ltd.	1,795,600	$700,224
		$700,224
Romania — 0.0%†
NEPI Rockcastle NV	292	$2,580
		$2,580
Slovenia — 2.5%
Nova Ljubljanska Banka DD GDR(4)	78,003	$3,306,913
		$3,306,913
South Africa — 5.2%
Absa Group Ltd.	21,700	$313,627
Aspen Pharmacare Holdings Ltd.	10,000	70,538
Bid Corp. Ltd.	8,700	221,831
Bidvest Group Ltd.(2)	9,700	139,100
Capitec Bank Holdings Ltd.	2,100	527,144
Clicks Group Ltd.	6,600	134,485

Calvert
Emerging Markets Advancement Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Discovery Ltd.	14,400	$ 197,709
eMedia Holdings Ltd.	5,035	655
FirstRand Ltd.	138,400	758,431
Gold Fields Ltd.	29,900	1,303,711
Growthpoint Properties Ltd.	88,800	92,105
Kumba Iron Ore Ltd.	2,600	55,183
Mr. Price Group Ltd.	6,900	72,999
MTN Group Ltd.	43,600	446,364
Nedbank Group Ltd.	13,300	213,940
Northam Platinum Holdings Ltd.	13,000	263,808
Old Mutual Ltd.	127,700	114,923
OUTsurance Group Ltd.	22,800	98,661
Pepkor Holdings Ltd.(3)	64,114	102,431
Remgro Ltd.	14,500	159,112
Sanlam Ltd.	47,200	280,480
Shoprite Holdings Ltd.	12,100	197,419
Standard Bank Group Ltd.	34,800	610,409
Valterra Platinum Ltd.	3,200	271,003
Vodacom Group Ltd.	16,600	141,953
Woolworths Holdings Ltd.	24,300	82,101
		$6,870,122
South Korea — 15.8%
APR Corp.	1,900	$304,650
CJ CheilJedang Corp.	700	100,942
Coway Co. Ltd.	1,700	102,336
Hana Financial Group, Inc.	7,500	489,349
Hyundai Mobis Co. Ltd.	2,600	674,651
Industrial Bank of Korea	9,500	138,087
Kakao Corp.	7,500	312,760
KB Financial Group, Inc.	10,100	869,455
Korea Investment Holdings Co. Ltd.	3,100	349,045
LG Innotek Co. Ltd.	2,200	413,749
Meritz Financial Group, Inc.	6,600	517,216
Mirae Asset Securities Co. Ltd.	20,200	327,676
NAVER Corp.	4,400	739,647
PharmaResearch Co. Ltd.	900	251,932
Rainbow Robotics(1)	1,500	489,814
Samsung C&T Corp.	5,100	847,075
Samsung Electro-Mechanics Co. Ltd.	2,600	460,142
Samsung Electronics Co. Ltd.	84,400	7,073,977
Samsung Life Insurance Co. Ltd.	4,500	491,918
Shinhan Financial Group Co. Ltd.	11,600	617,697
SK Hynix, Inc.	10,568	4,786,013
SK Telecom Co. Ltd.	3,100	115,099
Woori Financial Group, Inc.	18,000	349,369
		$20,822,599
Taiwan — 11.8%
Accton Technology Corp.	6,000	$226,422
Acer, Inc.	85,000	71,298
Security	Shares	Value
Taiwan (continued)
Advantech Co. Ltd.	10,000	$ 91,432
Airtac International Group	4,000	117,888
ASE Technology Holding Co. Ltd.	31,000	244,432
Asia Vital Components Co. Ltd.	6,000	287,968
ASPEED Technology, Inc.	1,000	230,070
AUO Corp.	220,000	85,588
Catcher Technology Co. Ltd.	19,000	125,548
Cathay Financial Holding Co. Ltd.	102,000	246,043
Chailease Holding Co. Ltd.	29,507	98,908
Chroma ATE, Inc.	11,000	272,068
Chunghwa Telecom Co. Ltd.	41,000	170,417
Compal Electronics, Inc.	118,000	113,983
Delta Electronics, Inc.	15,000	457,559
E Ink Holdings, Inc.	20,000	125,659
Elite Material Co. Ltd.	4,000	209,568
eMemory Technology, Inc.	1,000	54,921
Evergreen Marine Corp. Taiwan Ltd.	18,000	108,584
Far EasTone Telecommunications Co. Ltd.	50,000	140,404
First Financial Holding Co. Ltd.	6,242	5,837
Fubon Financial Holding Co. Ltd.	90,763	277,794
Gigabyte Technology Co. Ltd.	14,000	110,754
Globalwafers Co. Ltd.	7,000	90,342
Hiwin Technologies Corp.	18,000	111,041
Hotai Motor Co. Ltd.	5,000	87,364
Hua Nan Financial Holdings Co. Ltd.	1,585	1,564
Innolux Corp.	254,320	138,017
Inventec Corp.	79,000	107,732
Jentech Precision Industrial Co. Ltd.	2,000	174,389
King Slide Works Co. Ltd.	2,000	238,819
King Yuan Electronics Co. Ltd.	17,000	133,822
Lite-On Technology Corp.	40,000	208,093
Lotes Co. Ltd.	1,000	41,232
MediaTek, Inc.	10,000	454,052
Mega Financial Holding Co. Ltd.	5,610	7,144
Micro-Star International Co. Ltd.	22,000	67,100
Novatek Microelectronics Corp.	11,000	130,785
PharmaEssentia Corp.	4,438	66,294
President Chain Store Corp.	15,000	105,612
Quanta Computer, Inc.	29,000	250,470
Realtek Semiconductor Corp.	11,000	170,793
Sino-American Silicon Products, Inc.	18,000	60,836
SinoPac Financial Holdings Co. Ltd.	6,152	5,597
Taiwan Mobile Co. Ltd.	37,000	127,658
Taiwan Semiconductor Manufacturing Co. Ltd.	138,000	6,783,701
Tatung Co. Ltd.	73,150	73,404
TCC Group Holdings Co. Ltd.	188,000	138,651
Teco Electric & Machinery Co. Ltd.	74,000	198,298
TS Financial Holding Co. Ltd.	344,570	223,694
TS Financial Holding Co. Ltd., PFC Shares(1)	87,065	25,853
Unimicron Technology Corp.	22,000	153,623
Uni-President Enterprises Corp.	68,000	166,732

Calvert
Emerging Markets Advancement Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
United Microelectronics Corp.	130,000	$ 203,006
Voltronic Power Technology Corp.	2,000	61,566
Walsin Lihwa Corp.	127,366	128,716
Wan Hai Lines Ltd.	21,000	52,489
Wiwynn Corp.	1,000	142,467
WPG Holdings Ltd.	50,000	92,496
Yageo Corp.	28,676	210,197
Yang Ming Marine Transport Corp.	27,000	47,741
Yuanta Financial Holding Co. Ltd.	108,829	135,988
		$15,490,523
United Arab Emirates — 5.7%
Abu Dhabi Commercial Bank PJSC	568,119	$2,210,645
Aldar Properties PJSC	1,200,390	2,841,012
Americana Restaurants International PLC - Foreign Co.	510,937	225,173
Emirates Integrated Telecommunications Co. PJSC	158,471	422,672
Emirates Telecommunications Group Co. PJSC	341,196	1,702,860
Fertiglobe PLC	90,265	61,126
		$7,463,488
Vietnam — 1.7%
Digiworld Corp.	436,560	$646,180
FPT Corp.	305,463	1,111,398
Gemadept Corp.	188,300	436,461
		$2,194,039
Total Common Stocks (identified cost $82,857,707)		$126,708,210

Preferred Stocks — 0.0%†

Security	Shares	Value
India — 0.0%†
TVS Motor Co. Ltd.(1)	7,732	$ 860
Total Preferred Stocks (identified cost $0)		$ 860

Short-Term Investments — 3.9%
Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(5)	1,290,742	$ 1,290,742
Total Affiliated Fund (identified cost $1,290,742)		$ 1,290,742
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(6)	796,228	$ 796,228
Total Securities Lending Collateral (identified cost $796,228)		$ 796,228
U.S. Treasury Obligations — 2.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 1/8/26(7)	$ 1,600	$ 1,599,075
0.00%, 3/5/26(7)	1,500	1,490,902
Total U.S. Treasury Obligations (identified cost $3,089,574)		$ 3,089,977
Total Short-Term Investments (identified cost $5,176,544)		$ 5,176,947

Total Investments — 100.1% (identified cost $88,034,251)	$131,886,017
Other Assets, Less Liabilities — (0.1)%	$ (97,974)
Net Assets — 100.0%	$131,788,043

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $1,679,045 and the total market value of the collateral received by the Fund was $1,762,210, comprised of cash of $796,228 and U.S. government and/or agencies securities of $965,982.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $3,099,153 or 2.4% of the Fund's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $3,437,809 or 2.6% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Emerging Markets Advancement Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	34.9%
Information Technology	22.4
Consumer Discretionary	10.5
Communication Services	10.1
Materials	3.8
Consumer Staples	3.6
Industrials	3.6
Real Estate	3.6
Utilities	2.1
Health Care	1.6
Total	96.2%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	427,813	EUR	365,836	Goldman Sachs International	1/9/26	$ —	$(2,199)
USD	1,929,528	EUR	1,650,000	Goldman Sachs International	1/9/26	—	(9,920)
USD	23,847,798	EUR	20,393,000	Goldman Sachs International	1/9/26	—	(122,599)
INR	571,900,000	USD	6,318,039	UBS AG	3/18/26	3,536	—
USD	6,285,106	INR	571,900,000	Standard Chartered Bank	3/18/26	—	(36,469)
						$3,536	$(171,187)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares

Currency Abbreviations:
EUR	– Euro
INR	– Indian Rupee
USD	– United States Dollar
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. During the fiscal year to date ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Calvert
Emerging Markets Advancement Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,290,742, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,408,291	$12,333,573	$(14,451,122)	$ —	$ —	$1,290,742	$16,663	1,290,742

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$670,470	$ —	$ —	$670,470
Chile	—	11,520,668	—	11,520,668
China	5,923,925	9,481,332	—	15,405,257
Cyprus	—	4,513,876	—	4,513,876
Georgia	—	3,166,714	—	3,166,714
Greece	2,435,190	13,624,570	—	16,059,760
Hong Kong	—	151,967	—	151,967
India	213,284	14,631,346	—	14,844,630
Kuwait	—	3,524,380	—	3,524,380
Pakistan	—	700,224	—	700,224
Romania	—	2,580	—	2,580
Slovenia	—	3,306,913	—	3,306,913
South Africa	—	6,870,122	—	6,870,122
South Korea	—	20,822,599	—	20,822,599
Taiwan	—	15,490,523	—	15,490,523
United Arab Emirates	—	7,463,488	—	7,463,488
Vietnam	—	2,194,039	—	2,194,039
Total Common Stocks	$9,242,869	$117,465,341(1)	$ —	$126,708,210
Preferred Stocks	$ —	$860	$ —	$860
Short-Term Investments:
Affiliated Fund	1,290,742	—	—	1,290,742
Securities Lending Collateral	796,228	—	—	796,228

Calvert
Emerging Markets Advancement Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$3,089,977	$ —	$3,089,977
Total Investments	$11,329,839	$120,556,178	$ —	$131,886,017
Forward Foreign Currency Exchange Contracts	$ —	$3,536	$ —	$3,536
Total	$11,329,839	$120,559,714	$ —	$131,889,553
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(171,187)	$ —	$(171,187)
Total	$ —	$(171,187)	$ —	$(171,187)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.